Schedule of Investments September 30, 2023 (unaudited)

Prospector Capital Appreciation Fund

Description	Shares	Value
COMMON STOCKS - 71.7%
Banks - 2.6%
Ameris Bancorp	5,352	$205,463
Banc of California	10,925	135,251
First Bancorp	16,495	222,023
SouthState	3,050	205,448
		768,185
Communication Services - 1.7%
Alphabet, Inc. - Class A *	3,850	503,811

Consumer Discretionary - 2.3%
Darden Restaurants	2,120	303,626
Expedia Group *	2,423	249,739
Texas Roadhouse	1,225	117,723
		671,088
Consumer Staples - 6.7%
Church & Dwight	3,550	325,287
Colgate-Palmolive	7,995	568,524
Hostess Brands *	6,425	214,017
Mondelez International, Class A	8,295	575,673
Nestle	2,260	256,134
		1,939,635
Diversified Financial Services - 3.0%
Berkshire Hathaway, Class B *	945	331,033
Federated Hermes, Class B	5,800	196,446
Fidelity National Information Services	6,525	360,637
		888,116
Energy - 4.9%
Hess	5,270	806,310
Pioneer Natural Resources	2,755	632,410
		1,438,720
Healthcare - 7.9%
Abbott Laboratories	3,380	327,353
AstraZeneca - ADR	4,410	298,645
Dentsply Sirona	11,440	390,790
Merck & Co.	7,265	747,932
Pfizer	16,040	532,047
		2,296,767
Industrials - 13.6%
Curtiss-Wright	3,475	679,814
Eaton	4,895	1,044,006
Leidos Holdings	7,275	670,464
Paychex	2,270	261,799
Pentair	8,515	551,346
Raytheon Technologies	4,990	359,130
Sensata Technologies Holding	10,880	411,482
		3,978,041

Description	Shares	Value
Information Technology - 3.6%
Microsoft	1,100	347,325
Trimble *	9,135	492,011
Zebra Technologies - Class A *	905	214,060
		1,053,396
Insurance Brokers - 5.4%
Arthur J. Gallagher & Co.	3,350	763,566
Brown & Brown	11,580	808,747
		1,572,313
Life & Health Insurance - 3.5%
Globe Life	6,970	757,848
Voya Financial	4,050	269,123
		1,026,971
Materials - 3.0%
Axalta Coating Systems *	16,005	430,535
Louisiana-Pacific	3,320	183,496
PPG Industries	1,888	245,062
		859,093
Property & Casualty Insurance - 8.7%
Fairfax Financial Holdings	770	630,591
Fidelis Insurance Holdings *	19,507	286,363
Markel *	257	378,430
Progressive	2,215	308,549
W.R. Berkley	7,375	468,239
White Mountains Insurance Group	311	465,160
		2,537,332
Real Estate - 2.0%
Four Corners Property Trust	12,370	274,490
Howard Hughes Holdings *	4,036	299,189
		573,679
Reinsurance - 2.8%
Everest Re Group	1,615	600,247
RenaissanceRe Holdings	1,089	215,535
		815,782
Total Common Stocks
(Cost $14,745,364)		20,922,929

CONVERTIBLE BONDS - 19.4%	Par
Healthcare - 6.5%
BioMarin Pharmaceutical
0.599%, 08/01/2024	$823,000	798,310
Integra LifeSciences Holdings
0.500%, 08/15/2025	751,000	684,912
NuVasive
0.375%, 03/15/2025	445,000	409,845
		1,893,067

Description	Shares	Value
Industrials - 0.7%
Chart Industries
1.000%, 11/15/2024	72,000	209,088
Information Technology - 10.4%
Akamai Technologies
0.375%, 09/01/2027	826,000	860,279
Dropbox#
0.000%, 03/01/2028	750,000	710,250
Verint Systems
0.250%, 04/15/2026	827,000	706,051
Vishay Intertechnology
2.250%, 06/15/2025	747,000	750,287
		3,026,867
Real Estate - 1.8%
Zillow Group
2.750%, 05/15/2025	521,000	534,807
Total Convertible Bonds
(Cost $5,617,696)		5,663,829

EXCHANGE TRADED FUND - 0.9%	Shares
Aberdeen Standard Physical Platinum Shares Fund *
(Cost $270,828)	3,030	253,369

SHORT-TERM INVESTMENT - 5.7%
First American Treasury Obligations Fund, Class X, 5.267%^
(Cost $1,654,062)	1,654,062	1,654,062

Total Investments - 97.7%
(Cost $22,287,950)		28,494,189
Other Assets and Liabilities, Net - 2.3%		677,883
Total Net Assets - 100.0%		$29,172,072

*	Non-income producing security

^	The rate shown is the seven-day yield effective September 30, 2023.

#	Zero coupon bonds make no periodic interest payments, but are issued at discounts from par value.

ADR - American Depositary Receipt

The industry classifications included in the Schedule of Investments are in accordance with the Global Industry Classification Standard (GICS ®) and were developed by and/or are the exclusive property of MSCI, Inc. (MSCI) and Standard & Poor Financial Services LLC (S&P).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of September 30, 2023, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$20,922,929	$-	$-	$20,922,929
Convertible Bond	-	5,663,829	-	5,663,829
Exchange Traded Fund	253,369	-	-	253,369
Short-Term Investment	1,654,062	-	-	1,654,062
Total Investments	$22,830,360	$5,663,829	$-	$28,494,189

Refer to each Fund's Schedule of Investments for further sector breakout.